Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Line Items]
Initial term	12 months
Lease renewal term	3 years
Right of use asset	$ 45,388				$ 59,387
Remaining lease term	1 year 6 months
Rent expenses	$ 24,000	$ 19,900
Forecast [Member]
Leases [Line Items]
Annual lease payments			$ 34,000	$ 32,000
Minimum [Member]
Leases [Line Items]
Payments for rent	2,500
Maximum [Member]
Leases [Line Items]
Payments for rent	$ 2,900